Trade Liabilities	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade liabilities	21. Trade liabilities

	2024	2025

Payables to suppliers	22,454	219,274
Payables to merchants	—	127,127

Total trade liabilities	22,454	346,401